Operating Segments and Geographic Data - Segment Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Assets	$ 261,632	$ 257,709
Goodwill	4,722	4,722
United States
Segment Reporting Information [Line Items]
Total Assets	102,108	93,783
International
Segment Reporting Information [Line Items]
Total Assets	154,802	159,204
Upstream
Segment Reporting Information [Line Items]
Goodwill	4,370
Downstream
Segment Reporting Information [Line Items]
Goodwill	352
Operating Segments
Segment Reporting Information [Line Items]
Total Assets	249,293	236,326
Operating Segments | Upstream
Segment Reporting Information [Line Items]
Total Assets	194,805	183,105
Goodwill	4,370	4,370
Operating Segments | Upstream | United States
Segment Reporting Information [Line Items]
Total Assets	58,750	44,246
Operating Segments | Upstream | International
Segment Reporting Information [Line Items]
Total Assets	131,685	134,489
Operating Segments | Downstream
Segment Reporting Information [Line Items]
Total Assets	54,488	53,221
Goodwill	352	352
Operating Segments | Downstream | United States
Segment Reporting Information [Line Items]
Total Assets	33,066	31,676
Operating Segments | Downstream | International
Segment Reporting Information [Line Items]
Total Assets	21,070	21,193
Segment Reconciling Items
Segment Reporting Information [Line Items]
Total Assets	12,339	21,383
Segment Reconciling Items | United States
Segment Reporting Information [Line Items]
Total Assets	10,292	17,861
Segment Reconciling Items | International
Segment Reporting Information [Line Items]
Total Assets	$ 2,047	$ 3,522